Income Taxes - Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Abstract]
Loss before income taxes	$ (16,489,183)	$ (15,475,353)	$ (15,130,605)
Statutory Canadian corporate tax rate	27.00%	27.00%	27.00%
Anticipated tax recovery	$ (4,452,079)	$ (4,178,345)	$ (4,085,263)
Foreign jurisdiction tax rate difference	3,312,963	2,899,190	2,184,796
Employee stock based compensation	382,275	156,250	109,641
Adjustment to opening tax pools	(238,222)	162,162	(39,569)
Other permanent differences	(35,912)	53,039	100,525
Change in deferred tax benefits deemed not probable to be recovered	1,579,017	1,051,725	1,739,557
Current income taxes	548,042	144,021	9,687
Adjustment in respect to prior periods	0	(2,523)	(313)
Net current tax expense	$ 548,042	$ 141,498	$ 9,374